PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
PROPERTY, PLANT AND EQUIPMENT	15. PROPERTY, PLANT AND EQUIPMENT

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total[1]
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2026	908	919	6	704	277	2,814
Acquisition of business	67	17	–	–	61	145
Additions	3	30	–	140	11	184
Disposals	(24)	(27)	–	(123)	(12)	(186)
At 30 June 2026	954	939	6	721	337	2,957
Accumulated depreciation and impairment:
At 1 January 2026	251	707	6	131	208	1,303
Charge for the period	14	28	–	33	8	83
Impairment during the period	8	2	–	4	–	14
Disposals	(20)	(27)	–	(43)	(1)	(91)
At 30 June 2026	253	710	6	125	215	1,309
Carrying amount	701	229	–	596	122	1,648
1 Property, plant and equipment includes investment properties of £16m (2025: £16m).
See Note 21 for further details on the property provision made as part of transforming our branch network.
Property, plant and equipment increased mainly due to the acquisition of TSB, as set out in Note 29.